Goodwill	6 Months Ended
Jun. 30, 2020
Goodwill
19 Goodwill
2Q20	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	602	1,462	2,231	3,174	1,014	8,495
Goodwill acquired during the year	0	0	122	0	0	122
Foreign currency translation impact	(4)	(19)	(15)	(5)	(7)	(50)
Balance at end of period	598	1,443	2,338	3,169	1,007	8,567
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	598	1,443	1,566	450	619	4,676
6M20
Gross amount of goodwill (CHF million)
Balance at beginning of period	607	1,494	2,248	3,176	1,017	8,554
Goodwill acquired during the year	0	9	122	0	0	131
Foreign currency translation impact	(7)	(30)	(21)	(7)	(10)	(75)
Other	(2)	(30)	(11)	0	0	(43)
Balance at end of period	598	1,443	2,338	3,169	1,007	8,567
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	598	1,443	1,566	450	619	4,676
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. On July 30, 2020, the Group announced an updated strategy and related organizational changes, which included the introduction of a new segment structure with an effective date of August 1, 2020. Under the prior structure, the reporting units were Swiss Universal Bank – Private Clients, Swiss Universal Bank – Corporate & Institutional Banking, International Wealth Management – Private Banking, International Wealth Management – Asset Management, Asia Pacific – Wealth Management & Connected, Asia Pacific – Markets, Global Markets and Investment Banking & Capital Markets. As a result of the organizational changes, the Asia Pacific – Markets, Global Markets and Investment Banking & Capital Markets reporting units will be combined into one new reporting unit named Investment Bank.
The anticipated announcement of the strategy and organizational changes represented a triggering event for goodwill impairment testing purposes and under US GAAP goodwill has to be tested for impairment before and immediately after a reorganization of reporting units. The goodwill impairment test performed was to evaluate whether or not a subsequent event for 2Q20 disclosure purposes had occurred rather than a test to determine if an impairment was required for June 2020.
Based on this goodwill impairment analysis, the Group concluded that there would be no impairment necessary for its Global Markets, Investment Banking & Capital Markets and Asia Pacific - Markets reporting units under the current reporting structure as the estimated fair value of these reporting units exceeded their related carrying values by 11%, 13% and 6%, respectively. The goodwill allocated to these reporting units became more sensitive to an impairment due to the higher implied costs of equity due to the greater economic uncertainty resulting from the COVID-19 pandemic.
The Group additionally considered the potential of impairment of the new reporting unit named Investment Bank. The estimated fair value of the reporting unit, based on pro-forma financial plans, substantially exceeds its related carrying value. The five-year strategic business plan used to derive the fair value included management’s assumptions as to when normalized market conditions would return as well as subsequent continued revenue growth.
The approach for determining the carrying value and estimating the fair values of the reporting units was applied consistently for both the current reporting structure and the new reporting structure.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its latest five-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the Asia Pacific – Markets, Global Markets and Investment Banking & Capital Markets reporting units under the current structure and the Investment Bank reporting unit under the new reporting structure as of June 30, 2020. The valuations were performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill under the new reporting structure, in particular for the Investment Bank reporting unit, would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.

Bank
Goodwill
18 Goodwill
6M20	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	589	1,481	2,025	2,836	908	7,851
Goodwill acquired during the year	0	9	122	0	0	131
Foreign currency translation impact	(7)	(30)	(20)	(3)	(9)	(69)
Other	(2)	(30)	(11)	0	0	(43)
Balance at end of period	580	1,430	2,116	2,833	899	7,870
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	580	1,430	1,344	114	511	3,979
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

> Refer to “Note 19 – Goodwill” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 for further information.